Future Minimum Lease Payments under Non Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 14,359
2014	12,274
2015	10,413
2016	9,369
2017	9,178
Thereafter	56,169
Operating Leases, Future Minimum Payments Due, Total	$ 111,762